Royalty, Stream and Working Interests, Net - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Royalty, Stream and Working Interests, Net
Balance at beginning of period	$ 3,668.3	$ 3,257.5
Acquisitions	499.5	745.8
Disposal		(16.2)
Impairments		(67.5)
Depletion	(268.9)	(267.6)
Impact of foreign exchange	40.3	16.3
Balance at end of period	3,939.2	3,668.3
Mineral Royalties
Royalty, Stream and Working Interests, Net
Balance at beginning of period	488.0	538.2
Disposal		(16.2)
Transfers	42.1	6.2
Depletion	(52.3)	(52.1)
Impact of foreign exchange	8.3	11.9
Balance at end of period	486.1	488.0
Streams
Royalty, Stream and Working Interests, Net
Balance at beginning of period	2,502.2	2,122.3
Acquisitions	265.8	642.8
Impairments		(67.4)
Depletion	(192.6)	(195.5)
Balance at end of period	2,575.4	2,502.2
Oil And Gas
Royalty, Stream and Working Interests, Net
Balance at beginning of period	448.9	356.3
Acquisitions	232.7	101.3
Depletion	(23.0)	(19.1)
Impact of foreign exchange	24.1	10.4
Balance at end of period	682.7	448.9
Advanced
Royalty, Stream and Working Interests, Net
Balance at beginning of period	188.8	200.4
Acquisitions		1.7
Transfers	(43.2)	(6.2)
Depletion	(1.0)	(0.7)
Impact of foreign exchange	7.3	(6.4)
Balance at end of period	151.9	188.8
Exploration
Royalty, Stream and Working Interests, Net
Balance at beginning of period	40.4	40.3
Acquisitions	1.0
Transfers	1.1
Impairments		(0.1)
Depletion		(0.2)
Impact of foreign exchange	0.6	0.4
Balance at end of period	$ 43.1	$ 40.4